Financial assets at fair value through profit or loss - Mandatorily at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 54,983	€ 46,844
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	53,911	45,820
Equity securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	179	203
Debt securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 894	€ 821